Earnings Per Share (Details) - shares shares in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	7.0	6.1
Share Options and Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	1.4	1.5
Novested Restricted Shares and Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	5.6	4.6